INVESTMENT VALUED UNDER THE MEASUREMENT ALTERNATIVE (Details Narrative) - USD ($) $ in Thousands	Jun. 22, 2020	Nov. 22, 2020
Defined Benefit Plan Disclosure [Line Items]
Equity investment percentage		50.00%
Nanomedic Technologies Ltd [Member] | Share Purchase Agreement [Member] | A-1 Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for purchase of preferred stock	$ 450
Equity investment percentage	3.30%
Proceeds from issuance of preferred stock	$ 2,200